Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000254755 | FR_21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000254755 | FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000254755 | FR_01F0506A9
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000254755 | FR_01F0606A8
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000254755 | FR_21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000254755 | FR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254755 | FR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254755 | FR_3132DWMS9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254755 | FR_BPSNB4II5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254755 | FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000254755 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254755 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000254755 | A/A
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000254755 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000254755 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000254755 | B/B
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000254755 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254755 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000254755 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	28.30%
C000254755 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	19.00%
C000254755 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	14.30%
C000254755 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	10.70%
C000254755 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.10%
C000254755 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.00%
C000254755 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000254755 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000254755 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254755 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.70%
C000254755 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.40%
C000254758 | FR_739128106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000254758 | FR_095306106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254758 | FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254758 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254758 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254758 | FR_10948W103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254758 | FR_30161Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254758 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254758 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254758 | FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254758 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.00%
C000254758 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	19.20%
C000254758 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	15.30%
C000254758 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.20%
C000254758 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	10.60%
C000254758 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.10%
C000254758 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254758 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000254758 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000254758 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000254758 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.00%